Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock
A summary of common stock is as follows as of December 31:

			2021		2020
	Par Value	Voting Rights	Authorized	Outstanding	Authorized	Outstanding
Class 1 common stock	$0.0001	10 votes per share	74,500	28,564	74,500	28,564
Class 2 common stock	$0.0001	1 vote per share	119,000	41,892	119,000	41,892
Class 3 common stock	$0.0001	no voting rights	17,751	5,956	16,151	4,939

			211,251	76,412	209,651	75,395

Schedule of Common Stock Reserved For Future Issuance
As of December 31, 2021, the Company had reserved shares of Class 2 common stock for future issuance in connection with the following:

Number of Shares
Stock options outstanding	11,729
Stock options available for future grants	67
Class 1 common stock	28,564
Class 3 common stock	5,956

46,316